4. ACQUISITION OF 42WEST (Details 3) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Acquisition Of 42west Details 3Abstract
Goodwill originally reported at March 31, 2017		$ 13,996,337
Contingent Consideration	$ 3,743,000	86,000	$ 0
Put Rights	750,343	(200,000)	$ 0
Sellers' tax liabilities assumed	786,000	159,000
Working capital adjustment	$ 595,582	595,582
Indemnification asset		(300,000)
Total		340,582
Adjusted goodwill		$ 14,336,919